JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 1.8%
7,916	Trade Desk, Inc. (The), Class A(a)	$ 930,367

	APPAREL & TEXTILE PRODUCTS - 3.7%
9,377	Deckers Outdoor Corporation(a)	1,904,375

	BIOTECH & PHARMA - 2.3%
1,533	Eli Lilly & Company	1,183,476

	E-COMMERCE DISCRETIONARY - 8.0%
18,564	Amazon.com, Inc.(a)	4,072,756

	ELECTRIC UTILITIES - 2.1%
7,765	Vistra Corporation	1,070,561

	ENTERTAINMENT CONTENT - 2.8%
7,840	Take-Two Interactive Software, Inc.(a)	1,443,187

	INDUSTRIAL SUPPORT SERVICES - 4.6%
1,792	United Rentals, Inc.	1,262,356
1,055	WW Grainger, Inc.	1,112,023
		2,374,379
	INSURANCE - 1.2%
1,890	Willis Towers Watson PLC	592,024

	INTERNET MEDIA & SERVICES - 15.6%
8,697	Alphabet, Inc., Class A	1,646,342
3,896	Meta Platforms, Inc., Class A	2,281,147
2,583	Netflix, Inc.(a)	2,302,280
3,886	Spotify Technology S.A.(a)	1,738,519
		7,968,288
	LEISURE PRODUCTS - 4.7%
4,049	Axon Enterprise, Inc.(a)	2,406,402

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 9.7%
16,885	Boston Scientific Corporation(a)	$ 1,508,168
3,214	Intuitive Surgical, Inc.(a)	1,677,579
11,253	Natera, Inc.(a)	1,781,350
		4,967,097
	RETAIL - CONSUMER STAPLES - 2.0%
1,116	Costco Wholesale Corporation	1,022,557

	SEMICONDUCTORS - 9.0%
5,563	Broadcom, Inc.	1,289,726
17,212	NVIDIA Corporation	2,311,399
5,108	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,008,779
		4,609,904
	SOFTWARE - 12.2%
3,624	Autodesk, Inc.(a)	1,071,146
6,186	Microsoft Corporation	2,607,399
4,172	Oracle Corporation	695,222
2,437	Salesforce, Inc.	814,762
985	ServiceNow, Inc.(a)	1,044,218
		6,232,747
	TECHNOLOGY HARDWARE - 7.8%
16,028	Apple, Inc.	4,013,732

	TECHNOLOGY SERVICES - 5.9%
768	Fair Isaac Corporation(a)	1,529,034
2,858	Mastercard, Inc., Class A	1,504,937
		3,033,971
	TRANSPORTATION & LOGISTICS - 3.0%
11,877	XPO, Inc.(a)	1,557,669

	WHOLESALE - CONSUMER STAPLES - 2.7%
20,793	US Foods Holding Corporation(a)	1,402,696

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
COMMON STOCKS — 99.1% (Continued)

	TOTAL COMMON STOCKS (Cost $33,498,708)	$ 50,786,188

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
443,426	First American Treasury Obligations Fund, Class Z, 4.34% (Cost $443,426)(b)	443,426

	TOTAL INVESTMENTS - 100.0% (Cost $33,942,134)	$ 51,229,614
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(4,584)
	NET ASSETS - 100.0%	$ 51,225,030

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.